Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	(0.25%)		8.19%	5.26%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	3.80%		8.59%	5.07%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	5.24%		9.13%	5.59%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	5.81%		9.74%	6.19%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	5.75%		9.67%	6.12%
Franklin Templeton SMACS: Series EM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Templeton SMACS: Series EM
Average Annual Return, Percent	20.27%	4.79%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	5.55%		9.41%	5.86%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.80%		8.59%	5.07%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	15.42%		8.94%	7.33%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	15.42%		8.94%	7.33%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	15.42%		8.94%	7.33%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	15.42%		8.94%	7.33%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	15.42%		8.94%	7.33%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	15.42%	5.45%
MSCI Emerging Markets Small Cap Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Index-NR
Average Annual Return, Percent	10.07%		11.69%	8.27%
MSCI Emerging Markets Small Cap Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Index-NR
Average Annual Return, Percent	10.07%		11.69%	8.27%
MSCI Emerging Markets Small Cap Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Index-NR
Average Annual Return, Percent	10.07%		11.69%	8.27%
MSCI Emerging Markets Small Cap Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Index-NR
Average Annual Return, Percent	10.07%		11.69%	8.27%
MSCI Emerging Markets Small Cap Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Index-NR
Average Annual Return, Percent	10.07%		11.69%	8.27%
MSCI Emerging Markets Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Average Annual Return, Percent	16.80%	1.69%